UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2024

OTG Latin America Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

OTG Latin America Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 OTG Latin America Fund Class A Shares (ticker: OTGAX)

This semi-annual shareholder report contains important information about the OTG Latin America Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at otgam.net/products/mutual-fund/latin-america-fund-otgax. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America Fund	$94	1.95%¹

¹	Annualized

Sector Breakdown

FINANCIALS 28.31%
CONSUMER STAPLES 21.92%
MATERIALS 14.01%
MONEY MARKET FUND 7.19%
INFORMATION TECHNOLOGY 5.53%
INDUSTRIALS 4.99%
DEBT SECURITIES 4.41%
CONSUMER DISCRETIONARY 4.39%
COMMUNICATION SERVICES 3.17%
ENERGY 3.07%
UTILITIES 1.02%

Top Ten Holdings
Morgan Stanley Institutional Liquid Government Fund - Institutional Class	7.19%
Lojas Renner SA	4.39%
XP, Inc.	3.84%
Cemex S.A.B. de C.V.	3.79%
Ambev SA	3.61%
Vale SA	3.31%
Petroleo Brasileiro SA	3.07%
Suzano SA	3.05%
Globant SA	2.90%
Wal-Mart de Mexico S.A.B. de C.V.	2.87%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit otgam.net/products/mutual-fund/latin-america-fund-otgax.

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$17,033
Number of Holdings	44
Total Advisory Fee Paid	$95,000
Portfolio Turnover Rate	26.23%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the six months ended September 30, 2024 (unaudited)

OTG Latin America Fund

OTG Latin America Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Schedule of InvestmentsSeptember 30, 2024 (unaudited)

		Shares	Value
86.41%	COMMON STOCKS

35.37%	BRAZIL
	Ambev SA ADR	252,000	$614,880
	Banco Bradesco SA ADR	104,079	276,850
	Gerdau SA ADR	136,544	477,904
	Globant SA(A)	2,497	494,756
	Itaú Unibanco Holding SA ADR	66,752	443,901
	Lojas Renner SA	226,500	748,389
	Nu Holdings Ltd.(A)	17,000	232,050
	Petroleo Brasileiro SA ADR	36,250	522,363
	Raia Drogasil SA	51,050	240,177
	Sendas Distribuidora SA ADR(A)	12,444	85,615
	Sendas Distribuidora SA(A)	259,000	357,048
	Suzano SA ADR	52,000	520,000
	TOTVS SA	84,950	446,916
	Vale SA ADR	48,300	564,144
			6,024,993

5.95%	CAYMAN ISLANDS
	PagSeguro Digital Ltd.(A)	41,770	359,640
	XP, Inc.(A)	36,415	653,285
			1,012,925

14.15%	CHILE
	Aguas Andinas SA(B)	559,542	172,971
	Banco de Crédito e Inversiones	13,343	415,276
	Banco Itaú Chile SA(A)	39,983	464,514
	Banco Santander Chile	8,201,452	426,351
	Cencosud SA	227,556	459,262
	SMU SA	2,904,500	471,541
			2,409,915

2.51%	COLOMBIA
	Bancolombia SA ADR	13,620	427,396

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Shares	Value

19.16%	MEXICO
	Alfa S.A.B. de C.V.	461,533	$378,321
	America Movil S.A.B. de C.V. ADR	14,370	235,093
	America Movil S.A.B. de C.V.	372,000	305,497
	Cemex S.A.B. de C.V. ADR	105,800	645,380
	Fomento Economico Mexicano S.A.B. de C.V.	37,952	374,181
	Gentera S.A.B. de C.V.	242,500	270,827
	Grupo Comercial Chedraui S.A.B. de C.V.	24,803	185,777
	Grupo Financiero Banorte S.A.B. de C.V.	53,150	378,285
	Wal-Mart de Mexico S.A.B. de C.V.	162,100	489,099
			3,262,460

8.56%	PERU
	Alicorp S.A.A.	73,511	133,860
	Cementos Pacasmayo S.A.A.	150,000	178,049
	Ferreycorp S.A.A.	450,633	350,115
	Intercorp Financial Services, Inc.	18,149	474,233
	InRetail Peru Corp.	10,729	322,406
			1,458,663

0.71%	UNITED STATES
	The Boeing Co.(A)	800	121,632

86.41%	TOTAL COMMON STOCKS		14,717,984
	(Cost: $14,124,388)

4.41%	DEBT SECURITIES

		Principal	Value
0.59%	COLUMBIA
	Banco GNB Sudameris SA 04/03/2027 7.051%(B)	100,000	100,000

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Principal	Value
1.11%	FRANCE
	BNP Paribas SA 05/20/2027 0.000%(A)	200,000	$189,300

1.49%	PERU
	Peru LNG 03/22/2030 5.375%	275,010	253,852

1.13%	UNITED KINGDOM
	HSBC Bank plc 04/02/2026 0.000%(A)	214,000	193,520

0.09%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	15,165

4.41%	TOTAL DEBT SECURITIES		751,837
	(Cost: $793,837)
		Shares	Value
7.19%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquid Government Fund - Institutional Class 4.831%(C)	1,224,409	1,224,409
	(Cost: $1,224,409)

98.01%	TOTAL INVESTMENTS		16,694,230
	(Cost: $16,142,634)
1.99%	Other assets, net of liabilities		338,406
100.00%	NET ASSETS		$17,032,636

(A)Non-income producing.

(B)Rate is determined periodically. Rate shown is the rate as of September 30, 2024.

(C)Effective 7 day yield as of September 30, 2024.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Statement of Assets and Liabilities

September 30, 2024 (unaudited)

ASSETS
Investments at value (cost of $16,142,634) (Note 1)	$16,694,230
Cash	287,974
Dividends and interest receivable (cost of $51,276)	51,272
Receivable for fund shares sold	36
Prepaid expenses	21,333
TOTAL ASSETS	17,054,845

LIABILITIES
Accrued advisory fees	4,535
Accrued 12b-1 fees	1,137
Accrued custody fees	3,083
Accrued accounting, administration and transfer agent fees	10,080
Other accrued expenses	3,374
TOTAL LIABILITIES	22,209
NET ASSETS	$17,032,636

Net Assets Consist of:
Paid-in-capital applicable to 2,033,833 no par value shares of beneficial interest outstanding, unlimited shares authorized	$17,070,920
Distributable earnings (accumulated deficits)	(38,284)
Net Assets	$17,032,636
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$17,032,636
Shares Outstanding	2,033,833
Net Asset Value and Redemption Price Per Share	$8.37
Maximum Offering Price Per Share(1)	$8.81
Redemption Price Per Share(2)	$8.20

(1)Includes maximum offering price per share with sales charge of 5.00%.

(2)Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG LATIN AMERICA FUND

Statement of OperationsSix months ended
September 30, 2024 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $23,652)	$271,967
Interest	104,543
Total investment income	376,510

EXPENSES
Investment advisory fees (Note 2)	95,000
12b-1 fees (Note 2)	21,591
Recordkeeping and administrative services (Note 2)	21,653
Accounting fees (Note 2)	22,822
Custody fees	9,395
Transfer agent fees (Note 2)	10,328
Professional fees	21,689
Filing and registration fees	635
Trustee fees	7,174
Compliance fees	4,845
Shareholder servicing and reports	9,610
Insurance	1,281
Other	7,545
Total expenses	233,568
Management fee waivers (Note 2)	(66,322)
Net Expenses	167,246
Net investment income (loss)	209,264

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(341,984)
Net realized gain (loss) on options written	5,617
Net realized gain (loss) on foreign currency transactions	(6,218)
Total net realized gain (loss)	(342,585)
Change in unrealized appreciation (depreciation) of investments	(1,109,468)
Change in unrealized appreciation (depreciation) on options written	(4,267)
Total net change in unrealized appreciation (depreciation)	(1,113,735)
Net realized and unrealized gain (loss) on investments	(1,456,320)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,247,056)

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

	Six months ended September 30, 2024 (unaudited)	Year ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$209,264	$554,788
Net realized gain (loss) on investments, options written and foreign currency transactions	(342,585)	704,936
Change in unrealized appreciation (depreciation) of investments and options written	(1,113,735)	2,039,479
Increase (decrease) in net assets from operations	(1,247,056)	3,299,203

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(200,488)	(537,733)
Decrease in net assets from distributions	(200,488)	(537,733)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	471	824
Distributions reinvested	200,488	537,733
Shares redeemed	—	(137,627)
Increase (decrease) in net assets from capital stock transactions	200,959	400,930

NET ASSETS
Increase (decrease) during period	(1,246,585)	3,162,400
Beginning of period	18,279,221	15,116,821
End of period	$17,032,636	$18,279,221

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OTG Latin America Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

11

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

	Class A
	Six months ended September 30, 2024 (unaudited)	Years ended March 31,					Period May 8, 2019(2) through March 31, 2020

		2024	2023	2022	2021
Net asset value, beginning of period	$9.10	$7.70	$8.96	$8.11	$5.83		$10.00
Investment activities
Net investment income (loss)(1)	0.10	0.28	0.38	0.28	0.05		0.12
Net realized and unrealized gain (loss) on investments	(0.73)	1.39	(1.21)	1.02	2.29		(4.15)
Total from investment activities	(0.63)	1.67	(0.83)	1.30	2.34		(4.03)
Distributions
Net investment income	(0.10)	(0.25)	(0.37)	(0.27)	(0.06)		(0.11)
Net realized gain	—	(0.02)	(0.06)	(0.18)	—		(0.03)
Total distributions	(0.10)	(0.27)	(0.43)	(0.45)	(0.06)		(0.14)
Net asset value, end of period	$8.37	$9.10	$7.70	$8.96	$8.11		$5.83
Total Return(3)	(6.91%)	21.95%	(8.84%)	17.12%	40.12%		(40.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.71%	2.76%	3.26%	2.77%	2.93	%(A)	3.46%
Expenses, net of waivers(5)	1.96%	1.95%	2.22%	1.99%	2.07%		2.17%
Net investment income (loss)	2.42%	3.28%	4.90%	3.32%	0.64%		1.45%
Portfolio turnover rate(3)	26.23%	64.76%	67.32%	79.68%	250.37%		296.18%
Net assets, end of period (000’s)	$17,033	$18,279	$15,117	$18,372	$15,675		$6,831

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 2.70% and 1.95%for the six months ended September 30, 2024, respectively; 2.99% and 1.95% for the year ended March 31, 2023, respectively; 2.73% and 1.95% for the year ended March 31, 2022, respectively; 2.81% and 1.95% for the year ended March 31, 2021, respectively and 3.24% and 1.95% for the period May 8, 2019 through March 31, 2020, respectively.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements

September 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Institutional Class shares. As of September 30, 2024, the Fund had no Institutional Class shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to OTG Asset Management, Ltd. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$14,717,984	$—	$—	$14,717,984
Corporate Bonds	—	751,837	—	751,837
Money Market Fund	1,224,409	—	—	1,224,409
	$15,942,393	$751,837	$—	$16,694,230

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund held no Level 3 securities at any time during the six months ended September 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2024, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of September 30, 2024, the Fund held no securities sold short.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. As of September 30, 2024, no derivatives were held by the Fund.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Put options written	$5,617	$(4,267)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Change in unrealized appreciation (depreciation) on options written.

The effect of the derivative instruments on the Statement of Operations for the six months ended September 30, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months:

Average notional value of:
Options written	$(25,917)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee of 1.10% of the Fund’s daily net assets.

The Advisor earned and waived management fees for the six months ended September 30, 2024 as follows:

Management Fee Earned	Management Fee Waived
$95,000	$66,322

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund. This agreement is in effect until July 31, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable reimbursements as of September 30, 2024 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2025	2026	2027	2028	Total
$127,803	$155,121	$137,303	$66,322	$486,549

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2024, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$21,591

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2024, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$19,381	$10,208	$19,544

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended September 30, 2024, Watermark received $4,845 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2024, were as follows:

Purchases	Sales
$7,458,043	$3,804,510

The above amounts do not include $4,944 of payments to close options written.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

Distributions paid from:	Six months ended September 30, 2024	Year ended March 31, 2024

Ordinary income	$200,488	$537,733
Realized Gains	—	—
Net Dividends and Distributions	$200,488	$537,733

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed net investment income (loss)	$78,154
Other accumulated losses	(668,030)
Net unrealized appreciation (depreciation)	551,592
$(38,284)

As of September 30, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,142,634	$1,143,666	$(592,074)	$551,592

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2024	Year ended March 31, 2024
Shares sold	51	96
Share reinvested	24,301	62,167
Shares redeemed	—	(17,097)
Net increase (decrease)	24,352	45,166

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

NOTE 6 – BORROWINGS AND RISKS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the six months ended September 30, 2024, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended September 30, 2024, there were no borrowings.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

NOTE 8 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2024, the Fund had 28.31% of the value of its net assets invested in securities within the Financials sector.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Funds. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement with OTG Asset Management, Ltd. (the “OTG Advisory Agreement”) with respect to the OTG Latin America Fund (the “Fund”). The Board reflected on its discussions regarding the OTG Advisory Agreement and the manner in which the Fund was managed with representatives from OTG Management, Ltd. (the “Adviser”) at the Meeting.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Supplemental Information (unaudited) (continued)

At the Meeting, the Board reviewed a memorandum from Trust counsel (“Counsel”), addressed to the Trustees, that summarized, among other things, the fiduciary duties and responsibilities of the Board when considering the continuation of the OTG Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the OTG Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by the Adviser during the approval process, including information presented to the Board at the Meeting. The Board also considered information regarding the expense limitation arrangements and the manner in which the Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the OTG Advisory Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) presentations by the Adviser’s management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Fund; (iii) disclosure information contained in the registration statement of the Fund and the Adviser’s Form ADV; (iv)  the investment performance of the Fund; (v) periodic commentary on the reasons for the performance; and (vi) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the OTG Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of expenses for the Fund, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Trust and the Fund.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Supplemental Information (unaudited) (continued)

The Board did not identify any information that was most relevant to its consideration to approve the OTG Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the OTG Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities of the Adviser under the OTG Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, the coordination of services for the Fund among the service providers, and the anticipated efforts of the Adviser to promote the Fund and grow assets. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures. The Board also considered the financial condition of the Adviser and its ownership structure. It was noted that the Adviser had engaged a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

2.Investment Performance of the Fund and the Adviser.

The Board considered the Fund’s performance returns, noting that the Fund was the best performing fund in Morningstar’s Latin America Stock category (including three funds) for the one-year period ended April 30, 2024 and that the Fund outperformed its benchmark index, the MSCI EM Latin America Index during this period. The Board also considered that the Fund was also the best performing fund in Morningstar’s Latin America Stock category for the three-year period ended April 30, 2024, and that the Fund underperformed its benchmark index during this period. Based on the foregoing, the Board concluded that the investment performance of the Fund was satisfactory.

3.The costs of services to be provided, and profits to be realized by the Adviser from the relationship with the Fund.

In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the financial condition and projected profitability of the Adviser and the level of commitment to the Fund by the Adviser’s principals;

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Supplemental Information (unaudited) (continued)

the benefits for the Adviser in managing the Fund; the overall expenses of the Fund; and the nature and frequency of advisory fee payments. The Board also considered that the advisory fee will not change for the Fund under the OTG Advisory Agreement, and that the fee waivers and expense reimbursements previously provided by the Adviser to the Fund would remain in place through July 31, 2025. The Trustees reviewed information provided by the Adviser regarding its anticipated profits associated with managing the Fund. The Board considered the advisory fee and total expense ratio of the Fund compared those of a peer group selected by Broadridge from Morningstar’s Latin America Stock category (the “Peer Group”) consisting of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the Peer Group consisted of only three funds and that the net assets of each of the peer funds were significantly higher than the Fund’s net assets, which limited the relevance of the Peer Group information. The Trustees considered that the Fund’s advisory fee was equal to that of one of the funds in the Peer Group, and slightly higher than the other fund in the Peer Group, and that its gross and net expense ratios were higher than both other funds in the Peer Group. The Board also determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of the Adviser and the fees paid to the Adviser were fair and reasonable.

4.The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered that the Fund’s fee arrangements with the Adviser did not contain breakpoints such that shareholders could experience economies of scale as assets increase. However, the Trustees considered the unique investment strategy of the Fund and determined that the management fee structure was acceptable. The Board also considered the expense cap in place for the Fund, which will benefit shareholders immediately (rather than at some larger asset size), and that the Adviser would continue the expense cap through at least July 31, 2025. Following further discussion of the Fund’s current asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

OTG Latin America Fund

Supplemental Information (unaudited) (continued)

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the substance and administration of the Adviser’s Code of Ethics and other relevant policies of the Adviser. The Board considered the benefits the Adviser may derive from managing the Fund other than receiving its advisory fee, which included exposure to US markets, research and access to additional management resources. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the OTG Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the OTG Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.